SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECORDED AT FAIR VALUE ON RECURRING BASIS (Details) ¥ in Thousands	Mar. 31, 2023 CNY (¥)
Liabilities:
Warrant liabilities	¥ 8
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities	¥ 8